Summary of Significant Accounting Policies (Details) - Schedule of roll forward of all liabilities measured at fair value - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative and Contingent Liabilities
Balance at December 31, 2021	$ 13,798,346
Change in fair value of contingent liabilities	3,622,000
Derivative liabilities issued pursuant to Unit Purchase Agreement	1,938,379	$ 2,485,346
Balance at June 30, 2022	$ 19,358,725	$ 13,798,346